Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.0%
		Australia: 6.8%
4,002		AGL Energy Ltd.	$ 47,406	0.5
141		ASX Ltd.	8,308	0.1
17,936		Aurizon Holdings Ltd.	57,197	0.7
13,605		AusNet Services	17,383	0.2
5,910		Australia & New Zealand Banking Group Ltd.	75,061	0.9
1,370		BHP Group Ltd.	36,070	0.4
1,946		Coca-Cola Amatil Ltd.	11,358	0.1
6,543		Fortescue Metals Group Ltd.	81,442	0.9
426		Macquarie Group Ltd.	37,438	0.4
1,596		Rio Tinto Ltd.	116,809	1.3
30,857		Scentre Group	44,721	0.5
2,024		Wesfarmers Ltd.	67,293	0.8
			600,486	6.8

		Belgium: 1.0%
586		Colruyt S.A.	34,033	0.4
412		UCB S.A.	52,939	0.6
			86,972	1.0

		China: 0.6%
19,000		BOC Hong Kong Holdings Ltd.	52,973	0.6

		Denmark: 3.7%
414		Carlsberg A/S	61,143	0.7
417		Coloplast A/S	71,181	0.8
1,911		Novo Nordisk A/S	125,386	1.4
1,056		Pandora A/S	67,163	0.8
			324,873	3.7

		Finland: 3.1%
721		Elisa OYJ	42,762	0.5
984		Kone Oyj	78,138	0.9
1,106		Orion Oyj	48,254	0.5
1,718		Sampo OYJ	62,096	0.7
1,699		UPM-Kymmene OYJ	45,353	0.5
			276,603	3.1

		France: 7.3%
1,386	(1)	Bouygues SA	48,963	0.6
166		Cie Generale des Etablissements Michelin SCA	17,192	0.2
117		Covivio	8,408	0.1
812		Danone	54,350	0.6
396		Dassault Systemes SE	72,109	0.8
269		Edenred	13,343	0.1
584	(1)	Eiffage SA	51,038	0.6
3,802	(1)	Engie SA	50,647	0.6
55		Hermes International	44,591	0.5
7,641	(1)	Natixis SA	18,690	0.2
5,821		Orange SA	68,227	0.8
1,227		Sanofi	128,832	1.5
1,514	(1)	SCOR SE	38,966	0.4
585		Total SE	22,139	0.2
132		Vinci SA	11,361	0.1
			648,856	7.3

		Germany: 5.9%
49		Allianz SE	10,166	0.1
1,049		BASF SE	57,869	0.7
130		Beiersdorf AG	15,523	0.2
416		Deutsche Boerse AG	75,689	0.9
2,130	(1)	Deutsche Post AG	86,457	1.0
3,714		Deutsche Telekom AG	62,005	0.7
343	(1)	LEG Immobilien AG	47,827	0.5
157		Muenchener Rueckversicherungs-Gesellschaft AG	41,617	0.5
344		Siemens AG	43,838	0.5
376		Symrise AG	47,004	0.5
11,422		Telefonica Deutschland Holding AG	31,166	0.3
			519,161	5.9

		Hong Kong: 3.5%
3,500		CK Hutchison Holdings Ltd.	22,854	0.3
5,000		CK Infrastructure Holdings Ltd.	26,073	0.3
5,500		CLP Holdings Ltd.	52,007	0.6
8,000		HK Electric Investments & HK Electric Investments Ltd.	8,279	0.1
21,000		HKT Trust / HKT Ltd.	30,943	0.3
1,200		Jardine Matheson Holdings Ltd.	49,077	0.6
11,000		MTR Corp.	54,666	0.6
28,000		PCCW Ltd.	15,785	0.2
8,500		Power Assets Holdings Ltd.	47,337	0.5
			307,021	3.5

		Ireland: 0.3%
808		CRH PLC	29,418	0.3

		Israel: 0.9%
7,639		Bank Leumi Le-Israel BM	38,725	0.4
3,726		ICL Group Ltd.	11,631	0.1
4,798		Israel Discount Bank Ltd.	14,752	0.2
743		Mizrahi Tefahot Bank Ltd.	15,573	0.2
			80,681	0.9

		Italy: 4.5%
2,936		Assicurazioni Generali S.p.A.	44,086	0.5
3,618		Enel S.p.A.	33,143	0.4
5,100		ENI S.p.A.	45,430	0.5
152		Ferrari NV	27,180	0.3
37,932	(1)	Intesa Sanpaolo SpA	77,319	0.9
5,611		Mediobanca Banca di Credito Finanziario SpA	45,315	0.5
879		Recordati S.p.A.	47,211	0.5
11,297		Snam SpA	60,139	0.7
1,746		Terna Rete Elettrica Nazionale SpA	13,030	0.2
			392,853	4.5

		Japan: 23.7%
300		ABC-Mart, Inc.	15,806	0.2
3,200		Ajinomoto Co., Inc.	57,791	0.7
3,000		Astellas Pharma, Inc.	46,794	0.5

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
800		Benesse Holdings, Inc.	$ 20,864	0.2
600		Calbee, Inc.	19,066	0.2
3,100		Canon, Inc.	49,887	0.6
200		Central Japan Railway Co.	24,262	0.3
300		Denso Corp.	11,098	0.1
700		East Japan Railway Co.	40,351	0.5
1,000		Electric Power Development Co., Ltd.	13,642	0.1
600		Fuji Film Holdings Corp.	26,834	0.3
1,000		Hitachi Ltd.	29,954	0.3
500		Hoya Corp.	49,310	0.6
3,100		Itochu Corp.	67,972	0.8
1,300		Kamigumi Co., Ltd.	23,726	0.3
1,600		Konami Holdings Corp.	48,894	0.5
500		Lawson, Inc.	24,898	0.3
3,100		LIXIL Group Corp.	41,378	0.5
500		McDonald's Holdings Co. Japan Ltd.	23,929	0.3
1,300		Medipal Holdings Corp.	23,808	0.3
700		MEIJI Holdings Co., Ltd.	54,967	0.6
4,700		Mitsubishi Chemical Holdings Corp.	25,252	0.3
2,600		Mitsubishi Corp.	52,389	0.6
1,800		Mitsubishi Heavy Industries Ltd.	41,874	0.5
2,300		Mitsui & Co., Ltd.	34,385	0.4
2,100		MS&AD Insurance Group Holdings, Inc.	52,769	0.6
1,200		NEC Corp.	67,231	0.8
100		Nintendo Co., Ltd.	43,981	0.5
100		Nippon Shinyaku Co., Ltd.	7,736	0.1
2,100		Nippon Telegraph & Telephone Corp.	48,744	0.5
2,700		NTT DoCoMo, Inc.	74,334	0.8
1,400		Olympus Corp.	25,181	0.3
300		Oracle Corp. Japan	36,139	0.4
800		ORIX Corp.	8,652	0.1
2,600		Pan Pacific International Holdings Corp.	58,929	0.7
4,800		Ricoh Co., Ltd.	30,911	0.3
800		Secom Co., Ltd.	69,183	0.8
3,600		Seiko Epson Corp.	38,192	0.4
3,000		Sekisui House Ltd.	54,791	0.6
1,600		Seven & I Holdings Co., Ltd.	48,351	0.5
1,700		SG Holdings Co. Ltd.	62,388	0.7
1,000		Shionogi & Co., Ltd.	59,491	0.7
5,300		Softbank Corp.	70,947	0.8
200		Sohgo Security Services Co., Ltd.	9,435	0.1
4,300		Sumitomo Corp.	47,772	0.5
2,300		Sumitomo Mitsui Financial Group, Inc.	61,287	0.7
1,200		Sundrug Co., Ltd.	40,837	0.5
400		Suzuken Co., Ltd.	14,229	0.2
2,100		Teijin Ltd.	30,328	0.3
500		Toyo Suisan Kaisha Ltd.	30,398	0.3
1,000		Trend Micro, Inc.	58,649	0.7
300		Tsuruha Holdings, Inc.	41,600	0.5
700		West Japan Railway Co.	30,229	0.3
			2,091,845	23.7

		Netherlands: 3.6%
1,644		Koninklijke Ahold Delhaize NV	47,349	0.5
4,860		Koninklijke KPN NV	12,803	0.1
427	(1)	Koninklijke Philips NV	22,064	0.3
1,262		Randstad NV	60,787	0.7
1,802		Unilever NV	106,481	1.2
868		Wolters Kluwer NV	68,362	0.8
			317,846	3.6

		New Zealand: 0.3%
8,681		Spark New Zealand Ltd.	28,449	0.3

		Norway: 0.4%
3,884		Orkla ASA	38,202	0.4

		Singapore: 0.9%
6,600		Singapore Exchange Ltd.	39,371	0.5
21,400		Singapore Telecommunications Ltd.	38,838	0.4
			78,209	0.9

		Spain: 2.5%
1,822		Enagas	45,968	0.5
2,236		Endesa S.A.	63,786	0.7
2,297		Ferrovial SA - FERE	56,247	0.7
9,569		Mapfre SA	17,328	0.2
1,261		Red Electrica Corp. SA	24,583	0.3
1,204		Repsol SA	9,494	0.1
			217,406	2.5

		Sweden: 1.4%
1,120	(1)	Essity AB	36,954	0.4
428		Swedish Match AB	32,977	0.4
4,285		Telefonaktiebolaget LM Ericsson	49,856	0.6
			119,787	1.4

		Switzerland: 11.1%
1,057		Adecco Group AG	49,947	0.6
5		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	38,709	0.4
75		EMS-Chemie Holding AG	64,768	0.7
1,305		LafargeHolcim Ltd.-CHF	61,740	0.7
840		Logitech International SA	61,276	0.7
2,342		Nestle SA	278,515	3.2
1,666		Novartis AG	137,224	1.5
591		Roche Holding AG	204,697	2.3
230		Zurich Insurance Group AG	85,055	1.0
			981,931	11.1

		United Kingdom: 12.5%
4,758		3i Group PLC	54,767	0.6
1,567		Admiral Group Plc	48,867	0.6
371		Anglo American PLC	8,981	0.1
2,034	(2)	Auto Trader Group PLC	14,209	0.2
12,597		Aviva PLC	43,322	0.5
18,779		BP PLC	68,008	0.8
908		Croda International PLC	67,768	0.8
339		Diageo PLC	12,404	0.1
11,410		Direct Line Insurance Group PLC	44,153	0.5
7,604		Evraz PLC	28,157	0.3

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
5,752	GlaxoSmithKline PLC	$ 114,582	1.3
1,317	Hikma Pharmaceuticals PLC	36,904	0.4
3,234	Imperial Brands PLC	53,881	0.6
7,043	J Sainsbury Plc	17,166	0.2
602	London Stock Exchange Group PLC	66,496	0.8
1,599	(1) Persimmon PLC	49,921	0.6
1,839	Relx PLC (EUR Exchange)	38,971	0.4
1,653	Relx PLC (GBP Exchange)	34,799	0.4
40,305	Natwest Group PLC	55,509	0.6
6,807	Sage Group PLC/The	64,598	0.7
3,187	Smith & Nephew PLC	62,904	0.7
922	Unilever PLC	54,901	0.6
10,111	Vodafone Group PLC	15,195	0.2
18,844	WM Morrison Supermarkets PLC	45,711	0.5
		1,102,174	12.5

	Total Common Stock
	(Cost $8,250,462)	8,295,746	94.0

EXCHANGE-TRADED FUNDS: 4.8%
6,900	iShares MSCI EAFE ETF	428,145	4.8

	Total Exchange-Traded Funds
	(Cost $427,580)	428,145	4.8

PREFERRED STOCK: 0.1%
	Germany: 0.1%
120	Henkel AG & Co. KGaA	11,799	0.1

	Total Preferred Stock
	(Cost $9,435)	11,799	0.1

	Total Long-Term Investments
	(Cost $8,687,477)	8,735,690	98.9

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
50,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.130%
	(Cost $50,000)	50,000	0.6

	Total Short-Term Investments
	(Cost $50,000)	50,000	0.6

	Total Investments in Securities (Cost $8,737,477)	$ 8,785,690	99.5
	Assets in Excess of Other Liabilities	43,350	0.5
	Net Assets	$ 8,829,040	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of July 31, 2020.

Sector Diversification	Percentage of Net Assets
Industrials	15 .4%
Health Care	14 .5
Consumer Staples	14 .4
Financials	14 .0
Materials	8 .1
Communication Services	7 .3
Information Technology	6 .8
Utilities	5 .7
Consumer Discretionary	5 .2
Exchange-Traded Funds	4 .8
Energy	1 .6
Real Estate	1 .1
Short-Term Investments	0 .6
Assets in Excess of Other Liabilities	0 .5
Net Assets	100 .0%

Voya International High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$600,486	$–	$600,486
Belgium	–	86,972	–	86,972
China	–	52,973	–	52,973
Denmark	–	324,873	–	324,873
Finland	–	276,603	–	276,603
France	–	648,856	–	648,856
Germany	–	519,161	–	519,161
Hong Kong	–	307,021	–	307,021
Ireland	–	29,418	–	29,418
Israel	–	80,681	–	80,681
Italy	–	392,853	–	392,853
Japan	–	2,091,845	–	2,091,845
Netherlands	68,362	249,484	–	317,846
New Zealand	–	28,449	–	28,449
Norway	–	38,202	–	38,202
Singapore	–	78,209	–	78,209
Spain	–	217,406	–	217,406
Sweden	–	119,787	–	119,787
Switzerland	–	981,931	–	981,931
United Kingdom	38,971	1,063,203	–	1,102,174
Total Common Stock	107,333	8,188,413	–	8,295,746
Exchange-Traded Funds	428,145	–	–	428,145
Preferred Stock	–	11,799	–	11,799
Short-Term Investments	50,000	–	–	50,000
Total Investments, at fair value	$585,478	$8,200,212	$–	$8,785,690

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $8,794,038.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$869,849
Gross Unrealized Depreciation	(870,875)
Net Unrealized Depreciation	$(1,026)